Document and Entity Information	Mar. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2021
Entity Registrant Name	AEGLEA BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001636282
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37722
Entity Tax Identification Number	46-4312787
Entity Address, Address Line One	805 Las Cimas Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	942-2935
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	AGLE
Security Exchange Name	NASDAQ